Average Annual Total Returns - Morningstar Alternatives Fund	Morningstar Alternatives Fund Since Inception	Morningstar Alternatives Fund 1 Year	Morningstar Alternatives Fund Inception Date	Morningstar Alternatives Fund Return After Taxes on Distributions Since Inception	Morningstar Alternatives Fund Return After Taxes on Distributions 1 Year	Morningstar Alternatives Fund Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Morningstar Alternatives Fund Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) Since Inception		Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year		Morningstar U.S. Cash T-Bill TR USD (reflects no deduction for fees, expenses, or taxes) Since Inception		Morningstar U.S. Cash T-Bill TR USD (reflects no deduction for fees, expenses, or taxes) 1 Year
Total	4.42%	3.81%	Nov. 02, 2018	3.54%	2.72%	3.05%	2.37%	8.83%	[1]	7.51%	[1]	1.44%	[2]	0.53%	[2]

[1]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based, flagship benchmark that measures the investment grade, U.S.-dollar-denominated, fixed-rate, taxable bond market.
[2]	The Morningstar U.S. Cash T-Bill TR USD index measures the performance of a 13-week U.S. Treasury Bill, and is the index against which the Fund is primarily managed.